TRADE AND OTHER RECEIVABLES (Details)	12 Months Ended
Dec. 31, 2022
Minimum
TRADE AND OTHER RECEIVABLES
Term of trade and other receivables	20 days
Maximum
TRADE AND OTHER RECEIVABLES
Term of trade and other receivables	30 days